SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
SCHEDULE OF ESTIMATE USEFUL LIFE OF ASSETS

Depreciation is calculated on the straight-line basis to write off the cost of each asset to its residual value over the estimated useful life as follows:

Leasehold improvement	Shorter of the lease term or estimated useful life
Furniture and education equipment	5 years
Computer equipment and software	3-5 years

Depreciation is calculated on the straight-line basis to write off the cost of each asset to its residual value over the estimated useful life as follows:

Leasehold improvement	Shorter of the lease term or estimated useful life
Furniture and education equipment	5 years
Computer equipment and software	3-5 years

Depreciation is calculated on the straight-line basis to write off the cost of each asset to its residual value over the estimated useful life as follows:

Leasehold improvement	Shorter of the lease term or estimated useful life
Furniture and education equipment	5 years
Computer equipment and software	5 years

SUMMARY OF EXCHANGE OF CURRENCY RATES	The exchange rates utilized as follows:
	2021H1	2020H1
Year-end RMB exchange rate	6.4586	6.5286
Average annual RMB exchange rate	6.4719	6.8984
The exchange rates utilized are as follows:
	2020	2019
Year-end RMB exchange rate	6.5286	6.9631
Average annual RMB exchange rate	6.8984	6.9044
The exchange rates utilized as follows:
	2019	2018
Year-end RMB exchange rate	6.96	6.88
Average annual RMB exchange rate	6.90	6.60